Note 14 - Leases	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
14.	Leases

The Company determines if an arrangement is a lease or contains a lease at inception or acquisition when the Company acquires a new park. Operating lease assets and operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at the commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on information available at the commencement date in determining the present value of future payments. Lease expense related to the net present value of payments is recognized on a straight-line basis over the lease term.

The key components of the company’s operating leases were as follows (in thousands):

	December 31,	December 31,
	2025	2024
Operating Lease - Operating Cash Flows (Fixed Payments)	-	-
Operating Lease - Operating Cash Flows (Liability Reduction)	-	43

New ROU Assets - Operating Leases	-	-

Weighted Average Lease Term - Operating Leases (years)	-	34.05
Weighted Average Discount Rate - Operating Leases	—%	9.3%

During the year 2024, the Company’s operating leases generally relate to the rent of office building space, as well as land and rooftops upon which the Company’s solar parks are built. These leases included those that had been assumed in connection with the Company’s asset acquisitions and business combinations. The Company’s leases were for varying terms and had expiration  between 2027 and 2055.

In October 2023, the Company entered a new lease for land in Madrid, Spain where solar parks are planned to be built, with a term of 35 years and an estimated annual cost of $32,000. The Company impaired the asset as of December 31, 2025, but there was no impairment on the lease due to the Company still owned the lease obligation as at December 31, 2024. In  March of 2025, the Spanish SPV's were sold to AEG for a nominal value and were de-consolidated from the group. See footnote 18 for sale information.

On November 5, 2024, the Company sold Alternus Energy Americas Inc. to AEG. The United States office lease was part of the deconsolidation, with $126,000 incurred as lease expense before that date.

The Company had no finance leases as of December 31, 2025 and 2024